Stock Options - Additional Information (Details) - USD ($)							12 Months Ended			240 Months Ended
	Mar. 07, 2021	Sep. 16, 2020	Mar. 07, 2018	May 01, 2016	May 01, 2015	Aug. 22, 2012	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 01, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, shares, restricted stock award, net of forfeitures			2,000,000
Common Stock, Par or Stated Value Per Share			$ 0.001				$ 0.001	$ 0.001
Share-based compensation arrangements by share-based payment award, options, grants in period, weighted average exercise price							$ 0
Stock options granted							0
Stock options outstanding							0	172,500
Share-based compensation arrangement by share-based payment award, options, exercises in period, intrinsic value							$ 202,342,000
Allocated Share-based Compensation Expense							$ 0	$ 0	$ 7,735,000
Share-based Compensation Award, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage	60.00%		60.00%
Share-based Compensation Award, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage			40.00%
Share-based Compensation Award, Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage			40.00%
2012 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, shares, restricted stock award, net of forfeitures					729,000
Share-based compensation arrangement by share-based payment award, options, grants in period, net of forfeitures					1,341,000
Share-based compensation arrangements by share-based payment award, options, grants in period, weighted average exercise price					$ 4.98
Share-based compensation arrangement by share-based payment award, expiration date					Apr. 30, 2023
Share-based compensation arrangement by share-based payment award, plan modification, description and terms							the board of directors approved that an additional 30% of the Options to be vested on December 16, 2016, and restrictions of an additional 30% of the Restricted Shares were removed on December 16, 2016. On April 25, 2018, the board of directors approved that all remaining unvested Options and Restricted Shares that were granted on May 1, 2015 were fully vested on April 25, 2018.
2012 Plan | Share-based Compensation Award, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage				20.00%
2003 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, expiration date							Nov. 01, 2023
Stock options granted										0
2020 ESOP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of options vested, granted to officers and employees		$ 12,000
Share-based compensation arrangement by share-based payment Award, options vesting period		8 years
Expected volatility							73.22%
Expected life							2 years
Risk-free interest rate							2.72%
Dividend rate							0.00%
Stock options granted							0	0
2020 ESOP | Maximum [Member] | Sinovac LS
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of equity interest right to purchase upon exercise of stock options		15.00%
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, percentage of outstanding Stock maximum							10.00%
Share-based compensation arrangement by share-based payment award, options, vested in period, fair value							$ 0	$ 0	0
Stock options | 2012 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized						4,000,000
Employee service share-based compensation, nonvested awards, compensation not yet recognized, stock options							$ 0
Stock options | 2012 Plan | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, expiration period						10 years
Stock options | 2003 Plan | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, expiration period							10 years
Stock options | 2003 Plan and 2012 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, exercises in period, intrinsic value							$ 0	$ 0	$ 257,000
Stock options | 2020 ESOP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date fair value of options issued							7,200,000
Share-based compensation arrangement by share-based payment award, options, exercises in period, intrinsic value							$ 3,000,000
Stock options | 2020 ESOP | Sinovac LS
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of equity upon exercise of options							15.00%
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Par or Stated Value Per Share					$ 0.001
Restricted Stock | 2012 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee service share-based compensation, nonvested awards, compensation not yet recognized, stock options							$ 0